UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One Lincoln Street, 4th Floor
Boston, Massachusetts 02111
________________________________________________________________________
(Address of principal executive offices)

Nancy L. Conlin, Vice President and Counsel
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116
________________________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 662-3966

Date of fiscal year end:   December 31

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1.  Proxy Voting Record

State Street Navigator Securities Lending Prime Portfolio, the sole operating series of the Registrant, did not hold any securities with respect to which the Portfolio was entitled to vote, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder, for the most recent twelve-month period beginning July 1, 2008 and ending June 30, 2009.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:           /s/ James Ross
James Ross
President
July 17, 2009